COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Vessels, rigs and equipment, net	$ 2,654,733	$ 2,646,389
Total investment in sales-type lease, direct financing lease and leaseback assets	55,739	119,023
Book value of consolidated assets pledged under ship mortgages	3,731,389	3,861,330
Asset Pledged as Collateral
Other Commitments [Line Items]
Vessels, rigs and equipment, net	2,508,000	2,460,000
Total investment in sales-type lease, direct financing lease and leaseback assets	56,000	119,000
Book value of consolidated assets pledged under ship mortgages	$ 2,564,000	$ 2,579,000